As filed with the Securities and Exchange Commission on August 20, 2020

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	102	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	104	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 18, 2020 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Templeton SMACS: Series MG and Franklin Templeton SMACS: Series P, each a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (“PEA 94”), relating only to the Franklin Templeton SMACS: Series MG and Franklin Templeton SMACS: Series P, each a series of the Registrant (the “Fund”), was filed on March 13, 2020 (Accession #0001379491-20-000910) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 96 to the Registration Statement, relating only to the Fund, was filed on May 26, 2020 (Accession #0000872625-20-000027) for the sole purpose of designating June 25, 2020 as the new effective date to Post-Effective Amendment No. 94. On June 24, 2020 (Accession # 0000872625-20-000035) for the sole purpose of designating July 24, 2020 as the new effective date to Post-Effective Amendment No. 94. On July 22, 2020 (Accession # 0000872625-20-000055) for the sole purpose of designating August 21, 2020 as the new effective date to Post-Effective Amendment No. 94. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating September 18, 2020 as the new date upon which PEA 94 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 94, are incorporated herein by reference in their entirety into this filing.

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 & 811-06243

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated

May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(b)	By-Laws

(i)

Third Amended and Restated By-Laws of Franklin Strategic Series, a Delaware Statutory Trust effective as of May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(ii)

Certificate of the By-Laws of Franklin Strategic Series dated January 17, 2019

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(c)	Instruments Defining Rights of Security Holders

(i) Amended and Restated Agreement and Declaration
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6 and 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iii)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(v)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund) and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(viii)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(ix)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(x)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(xi)

Investment Management Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Advisers, Inc. dated 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(xii)

Form of Investment Management Agreement between the Registrant, on behalf of Franklin Emerging Technology Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  February 28, 2020

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated December 5, 2019 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated October 1, 2019 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(vi)

Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated October 1, 2019 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(xii)

Custody Agreement between the Registrant on behalf of Franklin Strategic Income Fund and Millennium Trust Company, LLC.

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(iii)

Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 2018

(v)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Templeton Investor Services, LLC dated June 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H dated June 1, 2019

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(i)	Legal Opinion

(i) Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(ii)

Opinion and Consent of Counsel dated June 3, 2019 on Behalf of Franklin Templeton SMACS: Series I, Series E, Series CH and Series H

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(j)	Other Opinions

(i) Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(ii)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(iv)

Letter of Understanding for Franklin Small Cap Growth Fund dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009, as amended September 10, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  September 24, 2009

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(ix)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc. dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(n)	Rule 18f-3 Plan

(i)

Amended Multiple Class Plan for Franklin Natural Resources Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(ii)

Amended Multiple Class Plan for Franklin Small Cap Growth Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iii)

Amended Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iv)

Amended Multiple Class Plan for Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(v)

Amended Multiple Class Plan for Franklin Biotechnology Discovery Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Amended Multiple Class Plan for Franklin Strategic Income Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended Multiple Class Plan for Franklin Growth Opportunities Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(p)	Code of Ethics

(i) Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

(q)	Power of Attorney

(i) Power of Attorney dated May 21, 2019 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)  Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one of the series in the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 19th day of August, 2020.

Franklin Strategic Series

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	President and Chief Executive Officer –
Edward D. Perks	Investment Management
Dated: August 19, 2020

MATTHEW T. HINKLE*	Chief Executive Officer – Finance
Matthew T. Hinkle	and Administration
Dated: August 19, 2020

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: August 19, 2020

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: August 19, 2020

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: August 19, 2020

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: August 19, 2020

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: August 19, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: August 19, 2020

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: August 19, 2020

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: August 19, 2020

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: August 19, 2020

*By:  /s/STEVEN J. GRAY

Steven J. Gray

      Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None